Average Annual Total Returns{- Fidelity Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund PRO-12 - Fidelity Large Cap Growth Index Fund	Fidelity Large Cap Growth Index Fund Return Before Taxes Past 1 year	Fidelity Large Cap Growth Index Fund Return Before Taxes Past 5 years	Fidelity Large Cap Growth Index Fund Return Before Taxes Since Inception		Fidelity Large Cap Growth Index Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Growth Index Fund After Taxes on Distributions Past 5 years	Fidelity Large Cap Growth Index Fund After Taxes on Distributions Since Inception		Fidelity Large Cap Growth Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Growth Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Growth Index Fund After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Past 5 years	RS004 Since Inception
Total	27.58%	25.25%	23.37%	[1]	26.84%	24.74%	22.90%	[1]	16.73%	20.75%	19.29%	[1]	27.60%	25.32%	23.44%	[1]

[1]	(a)From June 7, 2016